CASH ACCUMULATION TRUST
2187 Atlantic Street, Stamford, CT 06902
                                                                November 1, 1996

Dear Fellow Shareholder:

    We're pleased to report that the Cash Accumulation Trust continues to meet its objective of providing current income, to the extent consistent with preservation of capital and liquidity. As of September 30, 1996, the Fund's 7-day yield was 4.72%. This is slightly higher than six months ago, but lower than its 7-day yield of 5.15% at the end of September, 1995. The Fund's average maturity was 19 days, relatively unchanged from six months ago.

    Given this year's stock and bond market volatility, it's apparent that money market funds continue to play an important role in an investor's diversified portfolio. They offer the stability and liquidity that can help add balance to investments in stocks and bonds. In addition, they can serve as a temporary "parking place" until a longer-term investment choice is made.

    Of course, it's important to note that money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

    As always, we appreciate your support and we look forward to being a part of your financial future for years to come.

                                          Sincerely,

                                                       [SIG]
                                          Robert A. Prindiville
                                          President

                           NATIONAL MONEY MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996

ASSETS
    Investments, at amortized cost (cost $659,021,567) (Note
     1).....................................................    $659,021,567
    Cash....................................................          76,516
    Receivable for Fund shares sold.........................      16,229,201
    Other...................................................         120,589
                                                              ----------------
            Total assets....................................     675,447,873
                                                              ----------------
LIABILITIES
    Payables and other liabilities:
      Fund shares redeemed..................................      21,529,021
      Dividends.............................................         922,830
      Management fees (Note 3)..............................         225,004
      Shareholder communications............................         110,561
      Trustees' fees........................................          77,521
      Transfer and dividend disbursing agent fees...........          54,054
      Distribution fees (Note 4)............................          53,689
      Other.................................................         147,762
                                                              ----------------
            Total liabilities...............................      23,120,442
                                                              ----------------
NET ASSETS..................................................    $652,327,431
                                                              ----------------
                                                              ----------------
NET ASSET VALUE, REDEMPTION VALUE AND OFFERING PRICE PER
  SHARE
  ($652,327,431  DIVIDED BY 652,327,431 shares).............           $1.00
                                                              ----------------
                                                              ----------------

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME
        Interest and discount earned........................    $ 33,807,078
                                                              ----------------
    EXPENSES
        Management fees (Note 3)............................       2,560,734
        Distribution fees (Note 4)..........................         609,136
        Transfer and dividend disbursing agent fees.........         360,560
        Legal and auditing fees.............................         230,923
        Trustees' fees and expenses (Note 3)................         127,614
        Registration and filing fees........................         122,547
        Shareholder communications..........................          95,299
        Insurance expenses..................................          61,776
        Custodian fees and expenses.........................          35,058
                                                              ----------------
            Total expenses..................................       4,203,647
                                                              ----------------
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.................................    $ 29,603,431
                                                              ----------------
                                                              ----------------

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                                  -------------------------------
                                                                                       1996            1995
                                                                                  --------------  ---------------
OPERATIONS
    Net investment income and net increase in net assets resulting from
      operations................................................................  $   29,603,431  $    35,922,653
                                                                                  --------------  ---------------
DIVIDENDS TO SHAREHOLDERS.......................................................     (29,603,431)     (35,922,653)
                                                                                  --------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
    Net decrease in net assets resulting from beneficial interest transactions
      (Note 2)..................................................................     (32,900,860)    (138,114,232)
                                                                                  --------------  ---------------
    Net decrease in net assets..................................................     (32,900,860)    (138,114,232)
NET ASSETS
    Beginning of period.........................................................     685,228,291      823,342,523
                                                                                  --------------  ---------------
    End of period...............................................................  $  652,327,431  $   685,228,291
                                                                                  --------------  ---------------
                                                                                  --------------  ---------------

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- 101.0%
             BANKS -- 11.7%
             Government Development Bank for Puerto Rico:
$11,500,000  5.29%, 10/8/96......................................  $ 11,488,171
  5,000,000  5.35%, 10/2/96......................................     4,999,257
  7,600,000  5.35%, 10/7/96......................................     7,593,223
  5,000,000  5.40%, 10/9/96......................................     4,994,000
 12,526,000  Matterhorn Capital Corp., 5.34%, 10/21/96...........    12,488,840
  3,000,000  Oesterreichische Kontrollbank AG, 5.40%, 11/22/96...     2,976,600
 12,100,000  UBS Finance (DE) Inc., 5.33%, 10/3/96...............    12,096,417
             U.S. Financial, Inc., guaranteed by Commerzbank AG:
 10,000,000  5.34%, 10/21/96.....................................     9,970,333
  9,865,000  5.40%, 11/12/96.....................................     9,802,850
                                                                   ------------
                                                                     76,409,691
                                                                   ------------
             BEVERAGES -- 4.3%
             Bass Finance (C.I.) Ltd., guaranteed by Bass PLC:
 10,000,000  5.32%, 11/26/96.....................................     9,917,244
 18,600,000  5.33%, 12/10/96.....................................    18,407,232
                                                                   ------------
                                                                     28,324,476
                                                                   ------------
             BROKER/DEALERS -- 14.2%
             Bear Stearns & Co., Inc.:
  7,000,000  5.35%, 10/18/96.....................................     6,982,315
 15,000,000  5.37%, 10/23/96.....................................    14,950,775
 10,000,000  5.40%, 11/4/96......................................     9,949,000
             Goldman Sachs Group, L.P.:
 10,000,000  5.37%, 10/4/96......................................     9,995,525
 10,000,000  5.37%, 10/8/96......................................     9,989,558
 10,000,000  5.40%, 11/7/96......................................     9,944,500
             Merrill Lynch & Co., Inc.:
 10,000,000  5.28%, 10/9/96......................................     9,988,267
  3,700,000  5.31%, 10/7/96......................................     3,696,726
 17,000,000  5.41%, 10/31/96.....................................    16,923,358
                                                                   ------------
                                                                     92,420,024
                                                                   ------------

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- (CONTINUED)
             BUILDING MATERIALS -- 3.2%
             Redland Finance, Inc.:
$10,000,000  5.28%, 10/4/96......................................  $  9,995,600
 11,100,000  5.35%, 10/10/96.....................................    11,085,154
                                                                   ------------
                                                                     21,080,754
                                                                   ------------
             CHEMICALS -- 2.3%
 15,000,000  Dupont (E.I.) DeNemours & Co., 5.33%, 10/29/96......    14,937,817
                                                                   ------------
             COMMERCIAL FINANCE -- 12.6%
             APRECO, Inc.:
 10,000,000  5.30%, 10/15/96.....................................     9,979,389
 10,000,000  5.33%, 10/21/96.....................................     9,970,389
             CIESCO L.P.:
 10,000,000  5.33%, 10/25/96.....................................     9,964,467
 20,000,000  5.40%, 10/1/96......................................    20,000,000
             Sheffield Receivables Corp.:
 10,000,000  5.37%, 10/7/96......................................     9,991,050
 12,000,000  5.37%, 10/15/96.....................................    11,974,940
 10,000,000  5.40%, 10/21/96.....................................     9,970,000
                                                                   ------------
                                                                     81,850,235
                                                                   ------------
             CONGLOMERATES -- 1.7%
 10,800,000  CSR Finance Ltd., guaranteed by CSR Ltd., 5.32%,
               11/13/96..........................................    10,731,372
                                                                   ------------
             CONSUMER FINANCE -- 14.8%
             CSW Credit, Inc.:
  3,200,000  5.27%, 10/9/96......................................     3,196,252
  8,000,000  5.33%, 10/24/96.....................................     7,972,758
  6,000,000  5.33%, 11/7/96......................................     5,967,132
  4,300,000  5.35%, 10/22/96.....................................     4,286,580
  4,800,000  5.37%, 10/25/96.....................................     4,782,816
  5,000,000  5.43%, 10/22/96.....................................     4,984,163
 15,300,000  Dean Witter, Discover & Co., 5.28%, 10/3/96.........    15,295,512
             Student Loan Finance Corp.:
 10,000,000  5.29%, 10/21/96.....................................     9,970,611
  9,700,000  5.31%, 11/1/96......................................     9,655,647
  9,800,000  5.45%, 10/1/96......................................     9,800,000

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- (CONTINUED)
             US Central Credit Union:
$ 8,600,000  5.32%, 10/17/96.....................................  $  8,579,666
  4,400,000  5.33%, 10/17/96.....................................     4,389,577
  7,800,000  5.34%, 10/3/96......................................     7,797,686
                                                                   ------------
                                                                     96,678,400
                                                                   ------------
             DIVERSIFIED FINANCIAL -- 1.3%
  8,478,000  General Electric Capital Corp., 5.35%, 10/28/96.....     8,443,982
                                                                   ------------
             DRUG WHOLESALERS -- 1.5%
 10,000,000  SmithKline Beecham Corp., 5.35%, 10/23/96...........     9,967,306
                                                                   ------------
             ELECTRIC UTILITIES -- 3.4%
             National Rural Utilities Cooperative Finance Corp.:
  7,200,000  5.26%, 10/28/96.....................................     7,171,596
  5,000,000  5.36%, 11/1/96......................................     4,976,922
 10,000,000  5.36%, 11/5/96......................................     9,947,889
                                                                   ------------
                                                                     22,096,407
                                                                   ------------
             LEASING & FACTORING -- 4.7%
             PHH Corp.:
  8,000,000  5.32%, 10/24/96.....................................     7,972,809
  5,000,000  5.35%, 10/9/96......................................     4,994,056
  8,000,000  5.35%, 10/16/96.....................................     7,982,167
 10,000,000  5.35%, 10/17/96.....................................     9,976,222
                                                                   ------------
                                                                     30,925,254
                                                                   ------------
             OIL-INTEGRATED -- 6.4%
  9,700,000  Petrofina Delaware, Inc., 5.40%, 10/3/96............     9,697,090
             Statoil:
 10,000,000  5.32%, 10/16/96.....................................     9,977,833
 15,000,000  5.33%, 10/18/96.....................................    14,962,246
  7,000,000  5.43%, 10/25/96.....................................     6,974,660
                                                                   ------------
                                                                     41,611,829
                                                                   ------------
             PUBLISHING/PRINTING -- 2.9%
             Pearson, Inc.:
  6,750,000  5.33%, 10/15/96.....................................     6,732,605
 12,200,000  5.34%, 10/18/96.....................................    12,169,236
                                                                   ------------
                                                                     18,901,841
                                                                   ------------

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

   FACE                                                               VALUE
  AMOUNT                                                             (NOTE 1)
-----------                                                        ------------
             SHORT-TERM NOTES -- (CONTINUED)
             RESTAURANTS -- 6.1%
             Golden Managers Acceptance Corp.:
$20,000,000  5.29%, 10/2/96......................................  $ 19,997,061
 10,000,000  5.38%, 10/16/96.....................................     9,977,583
 10,000,000  Supplier Managers Acceptance Corp., 5.38%,
               10/16/96..........................................     9,977,583
                                                                   ------------
                                                                     39,952,227
                                                                   ------------
             SPECIAL PURPOSE FINANCIAL -- 8.4%
             Cooperative Association of Tractor Dealers, Inc.:
 12,200,000  5.33%, 10/11/96.....................................    12,181,937
  3,000,000  5.35%, 10/23/96.....................................     2,990,192
  8,500,000  5.40%, 10/3/96......................................     8,497,450
             Preferred Receivables Funding Corp.:
 16,100,000  5.29%, 10/22/96.....................................    16,050,318
 10,000,000  5.32%, 10/7/96......................................     9,991,133
  5,000,000  5.35%, 10/1/96......................................     5,000,000
                                                                   ------------
                                                                     54,711,030
                                                                   ------------
             TELEPHONE UTILITIES -- 1.5%
 10,000,000  Bell Atlantic Capital Funding Corp.,
               guaranteed by Bell Atlantic Corp., 5.42%,
               10/15/96..........................................     9,978,922
                                                                   ------------

TOTAL INVESTMENTS (Cost $659,021,567)...................  101.0%    659,021,567
Liabilities in Excess of Other Assets...................   (1.0)     (6,694,136)
                                                          ------   ------------
NET ASSETS..............................................  100.0%   $652,327,431
                                                          ------   ------------
                                                          ------   ------------

Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------
                                                      1996        1995        1994         1993          1992
                                                    ---------   ---------   ---------   -----------   -----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period..............  $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
Income from investment operations -- net
 investment income................................      0.05        0.05        0.03          0.02          0.04
Dividends to shareholders.........................     (0.05)      (0.05)      (0.03)        (0.02)        (0.04)
                                                    ---------   ---------   ---------   -----------   -----------
Net asset value, end of period....................  $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
                                                    ---------   ---------   ---------   -----------   -----------
                                                    ---------   ---------   ---------   -----------   -----------
  Total Return....................................       5.0%        5.2%        3.2%          2.3%          3.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..........  $652,327    $685,228    $823,343    $  652,256    $2,286,067
Ratios to average net assets:
Net investment income.............................      4.86%       5.15%       3.20%         2.26%         3.70%
Expenses..........................................      0.69%       0.69%       0.61%         0.71%         0.74%

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1996

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    Cash Accumulation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company. The Trust consists of the National Money Market Fund, which is managed by PIMCO Advisors L.P. ("the Manager").

    INVESTMENT VALUATION -- The Trust values its portfolio on the basis of amortized cost which approximates market value. The Trust maintains a dollar-weighted average portfolio maturity of 90 days or less and only purchases instruments having remaining maturities of 397 days or less.

    FEDERAL TAXES -- No provision for Federal income taxes has been made since the Trust has qualified as a regulated investment company under the Internal Revenue Code. The cost basis of investments approximates amortized cost, which is used for both tax and book purposes.

    OTHER -- Security transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends (representing net investment income) are declared daily and paid or reinvested in additional Trust shares monthly. Investment income consists solely of interest income which includes amortization of premium or accretion of discount.

    ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2) SHARES AND DOLLARS OF BENEFICIAL INTEREST
    The Trust has authorized an unlimited number of $.00001 par value shares of beneficial interest. Transactions in shares and dollars of beneficial interest were as follows:

                                                            YEAR ENDED          YEAR ENDED
                                                        SEPTEMBER 30, 1996  SEPTEMBER 30, 1995
                                                        ------------------  ------------------
Shares and dollars sold...............................      5,037,785,418       5,211,739,188
Shares and dollars issued to shareholders in
 reinvestment of dividends............................         27,657,940          34,655,237
                                                        ------------------  ------------------
        Total.........................................      5,065,443,358       5,246,394,425
Shares and dollars redeemed...........................     (5,098,344,218)     (5,384,508,657)
                                                        ------------------  ------------------
Net decrease..........................................        (32,900,860)       (138,114,232)
                                                        ------------------  ------------------
                                                        ------------------  ------------------

                           NATIONAL MONEY MARKET FUND

                               SEPTEMBER 30, 1996

3) MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
    Management fees are paid to the Manager in accordance with the investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Manager selects and reviews investments and provides executive and other personnel for management of the Trust. For such services, the Manager receives a fee, computed daily and paid monthly, based on the annual percentage rates of the corresponding levels of the Trust's average daily net assets as follows:

                   0.425% of the first $500 million,
                   0.400% of the next $500 million,
                   0.375% of the next $500 million,
                   0.350% of the next $500 million,
                   0.325% on amounts in excess of $2 billion.

    The Manager's compensation is subject to reduction to the extent in any year that the expenses (excluding brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) of the Trust exceed statutory limits of any jurisdiction in which the Trust's shares are qualified for offer and sale. The most restrictive of such limitations is presently believed to be 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

    The Trustees have approved a unified fee plan, covering compensation from both of the Trusts for which they serve as independent Trustees, the Cash Accumulation Trust and the PIMCO Advisors Funds. The fee is allocated between the Trusts and among the Funds of the Trusts based on relative net assets. The total Trustees' fees to be allocated are as follows:

Annual Retainer.............................  $  35,000
Meeting Fee (each meeting attended).........      3,000
Committees:
    Contract Chairman.......................      6,000
    Audit Chairman..........................      2,000
    Audit Member............................      1,000

    In addition, the Trustees receive reimbursement for travel and out-of-pocket costs. Several individuals who are trustees or officers (or both) of the Trust are also directors or officers of the Manager or its affiliates.

4) DISTRIBUTION ASSISTANCE
    Pursuant to a Distribution Plan adopted by the Trust, the Trust compensated the distributor, PIMCO Advisors Distribution Company, an affiliate of the Manager, $609,136 for services provided and expenses incurred during the year ended September 30, 1996 in connection with assistance rendered in the sale of Trust shares. During the year ended September 30, 1996, the distribution fee, which is accrued daily and paid monthly, was equal on an annual basis to 0.10% of the Trust's average daily net assets.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Cash Accumulation Trust:

    We have audited the accompanying statement of assets and liabilities of the Cash Accumulation Trust (National Money Market Fund), including the statement of investments, as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the National Money Market Fund of the Cash Accumulation Trust as of September 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
October 23, 1996

INVESTMENT ADVISER
PIMCO Advisors L.P.
DISTRIBUTOR
PIMCO Advisors Distribution Company
SHAREHOLDER SERVICING AND TRANSFER AGENT
Shareholder Services, Inc.
CUSTODIAN OF PORTFOLIO SECURITIES
The Bank of New York
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
LEGAL COUNSEL
Ropes & Gray

This is a copy of a report by Cash Accumulation Trust to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with or when preceded by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.

                                     ANNUAL
                                     REPORT

                               SEPTEMBER 30, 1996

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